Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended	5 Months Ended	8 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	May 04, 2020
Class of Stock [Line Items]
Offering costs incurred				$ 19,800,000
Deferred underwriting commissions	$ 12,075,000	$ 12,075,000	$ 12,075,000	$ 12,100,000
Unrecognized tax benefits	0	0	0
Unrecognized tax benefits, accrued for interest and penalties	0	0	0
Interest income	31,946	36,875	68,821
Interest income, tax purposes	31,946	36,875	68,821
FDIC insured amount	$ 250,000	$ 250,000	$ 250,000
Common Class A
Class of Stock [Line Items]
Common stock, shares subject to possible redemption	32,570,405	32,877,109	32,570,405
Net income (loss) available to common stockholder, basic and diluted		$ 0	$ 0
Common Class A | Private Placement
Class of Stock [Line Items]
Securities excluded from the calculation of basic loss per ordinary share		17,433,333	17,433,333